INTERIM CONDENSED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands	Total	Share capital [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Defecit [Member]
Balance at Dec. 31, 2012	$ 98,297	$ 112	$ 197,653	$ (35,768)	$ 1,303	$ (65,003)
Issuance of shares upon exercise of options	1,896	2	1,894	0	0	0
Stock compensation related to options granted to employees	1,701	0	1,701	0	0	0
Other comprehensive loss	(1,303)	0	0	0	(1,303)	0
Net income (loss)	4,218	0	0	0	0	4,218
Balance at Dec. 31, 2013	104,809	114	201,248	(35,768)	0	(60,785)
Issuance of shares upon exercise of options	2,112	2	2,110	0	0	0
Stock compensation related to options granted to employees	1,316	0	1,316	0	0	0
Issuance of ordinary shares	29,744	12	29,732	0	0	0
Other comprehensive loss	0
Net income (loss)	(324)	0	0	0	0	(324)
Balance at Jun. 30, 2014	$ 137,657	$ 128	$ 234,406	$ (35,768)	$ 0	$ (61,109)